INTANGIBLE ASSETS AND GOODWILLl (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Banking	R$ 6,230,002	R$ 6,107,282
Insurance	500,640	489,367
Total	R$ 6,730,642	R$ 6,596,649